Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Debt and Capital Lease Obligations [Abstract]
Debt
Debt (including consolidated VIEs) and capital lease obligations outstanding consist of the following:

	As of December 31, 2011			As of December 31, 2010
	Total Principal	Current and Short-Term	Long-Term	Total Principal	Current and Short-Term	Long-Term
In millions
Non-Solar energy system debt and capital leases:
Senior notes	$550.0	$—	$550.0	$—	$—	$—
Long-term notes	21.4	3.7	17.7	24.0	3.6	20.4
Capital leases for equipment and other debt	—	—	—	2.9	2.8	0.1
Total Non-Solar energy system debt and capital leases	$571.4	$3.7	$567.7	$26.9	$6.4	$20.5
Solar energy system debt, financings and capital leaseback obligations:
Short-term debt, weighted average interest rate of 6.23% and 6.13%, respectively	$77.2	$77.2	$—	$33.6	$33.6	$—
System construction and term debt	305.8	27.9	277.9	141.0	11.1	129.9
Capital leaseback obligations	107.8	13.3	94.5	125.7	14.1	111.6
Financing leaseback obligations	837.0	8.4	828.6	337.8	6.9	330.9
Other system financing transactions	27.6	17.4	10.2	17.7	—	17.7
Total Solar energy system debt, financings and capital leaseback obligations	$1,355.4	$144.2	$1,211.2	$655.8	$65.7	$590.1
Total debt outstanding	$1,926.8	$147.9	$1,778.9	$682.7	$72.1	$610.6

Redemption Prices

Year	Price
2014	105.813%
2015	103.875%
2016	101.938%
2017 and thereafter	100.000%

Principal Payments on Long-term Debt
The aggregate amounts of payments on long-term debt, excluding financing leaseback obligations, after December 31, 2011 are as follows:

	2012	2013	2014	2015	2016	Thereafter	Total
In millions
Maturities of long-term debt (a)	$49.0	$62.8	$32.8	$33.8	$17.0	$709.4	$904.8

(a) Included in maturities of long-term debt is $27.6 million of maturities relating to other system financing transactions that represent the contract price for solar energy systems under existing sales contracts that contain certain contractual provisions that preclude sale treatment under real estate accounting rules. We account for these transactions as financings of $17.4 million and $10.2 million that will mature upon the expiration of the contractual provisions that preclude sale treatment in years 2012 and thereafter, respectively. These could become payment obligations in the event we default under the executed sales agreement, and the buyer may execute its contractual option to put (sell) the project back to SunEdison for a full refund of the contract price.

Minimum Lease Payments on Capital Leases
The aggregate amounts of payments on capital leases after December 31, 2011 are as follows:

In millions
2012	$16.3
2013	10.9
2014	6.6
2015	5.3
2016	5.7
Thereafter	96.9
Total minimum lease payments	141.7
Less amounts representing interest	(33.9)
Present value of minimum lease payments	107.8
Less current portion of obligations under capital leases	(13.3)
Noncurrent portion of obligations under capital leases	$94.5

Schedule of Minimum Lease Payments on Sale Leaseback Obligations
The aggregate amounts of minimum lease payments on our financing leaseback obligations are $750.0 million. Payments from 2012 through 2016 are as follows:

In millions	2012	2013	2014	2015	2016
Minimum lease payments	$74.2	$40.8	$39.9	$38.1	$34.6